Trade and other receivables (Details 4) - CLP ($) $ in Thousands		12 Months Ended
	Dec. 09, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Total carrying amount		$ 702,880,150	$ 703,249,231
Impairment Provision	$ (6,323,298)	$ (5,820,206)
Up to date [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate		0.13%	0.07%
Total carrying amount		$ 362,644,888	$ 261,030,994
Impairment Provision		$ (3,146,576)	$ (1,030,614)
0 a 3 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate		8.97%	7.89%
Total carrying amount		$ 12,465,836	$ 12,229,749
Impairment Provision		$ (401,432)	$ (415,004)
3 a 6 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate		50.30%	48.40%
Total carrying amount		$ 868,732	$ 1,140,148
Impairment Provision		$ (372,848)	$ (252,497)
6 a 12 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate		100.00%	100.00%
Total carrying amount		$ 504,557	$ 4,489,292
Impairment Provision		$ (353,056)	$ (2,150,796)
More than 12 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate		100.00%	100.00%
Total carrying amount		$ 2,331,922	$ 2,821,038
Impairment Provision		$ (1,546,294)	$ (2,474,387)